Summary of Significant Accounting Policies (Details) (USD $)	9 Months Ended	12 Months Ended
	Mar. 31, 2015	Jun. 30, 2014
Summary of Significant Accounting Policies [Line Items]
Balance at begining of the period	$ (35,595)	$ (157,761)
Total unrealized gains (losses):
Included in earnings	(717,733)	(336,489)
Warrant recorded as derivative liability	(1,675,498)	(949,084)
Warrant reclassifed to equity	2,217,605	1,407,739
Balance at end of the period	$ (211,221)	$ (35,595)